Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

On April 24, 2026, the Company terminated its Chief Executive Officer. Following the termination, the Company received correspondence from the former executive asserting claims relating to his employment, compensation arrangements, equity awards, and separation terms. No formal legal proceedings have been commenced against the Company as of the date of this report, and the matter remains in dispute.

Following the February 9, 2026 termination of a proposed combination with RockawayX, the Company determined that the valuation underlying the proposed transaction had been based on financial representations by RockawayX and its Chief Executive Officer, Viktor Fischer, that the Company believes were misleading. On or about June 24, 2026, the Company filed a complaint against RockawayX and Mr. Fischer in the Superior Court of the State of Delaware, alleging fraud and intentional misrepresentation and seeking damages of approximately $200 million. As the outcome of this matter and the timing and amount of any potential recovery remain uncertain, no amounts have been recognized in these financial statements.

On June 22, 2026, a shareholder derivative complaint, RBCH Ltd. v. Ron Sade, et al., was filed in the Supreme Court of the State of New York, naming the Company’s Chief Executive Officer and other current directors as defendants. RBCH Ltd. is affiliated with Mr. Fischer and RockawayX. The complaint alleges breach of fiduciary duty and self-dealing in connection with a registered direct offering completed by the Company in May 2026 and seeks damages, disgorgement, and rescission of shares issued in that offering. At the Company’s Annual General Meeting held June 26, 2026, shareholders re-elected the Company’s full slate of incumbent directors. No formal legal proceedings have been commenced against the Company itself in connection with this matter, and it remains ongoing.

In accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, a provision is recognized only when the Company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle it, and a reliable estimate can be made of the amount. Given the preliminary stage of the matters described above and the absence of sufficient information to reliably estimate any financial effect, no provision has been recorded for any of the foregoing matters. The Company believes it has meritorious defenses to the claims asserted and intends to defend its position vigorously. The Company will continue to monitor developments and will recognize a provision if and when the recognition criteria of IAS 37 are satisfied.

In connection with the Company’s $300 million private placement, which closed on September 23, 2025, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the investors, requiring the Company to file, and thereafter maintain the continuous effectiveness of, a registration statement covering the resale of the ordinary shares and warrant shares issued in the private placement for so long as they remained registrable securities (as defined in the Registration Rights Agreement). The Registration Rights Agreement originally required that the Company make the initial registration statement filing by October 23, 2025. On October 22, 2025, the Company and holders of at least 50.1% of the registrable securities entered into a Waiver and Consent, the threshold at which, under the Registration Rights Agreement, amendments and waivers bind all holders, waiving that requirement and extending the filing deadline to November 22, 2025. As the Company was a well-known seasoned issuer at the timing the initial registration statement was filed on November 19, 2025, the registration statement was effective upon filing.

If a registration statement ceases to be effective, or the holders are otherwise unable to use the related prospectus, for more than 10 consecutive calendar days or 15 aggregate calendar days in any twelve-month period, the Registration Rights Agreement requires the Company to pay each holder of registrable securities partial liquidated damages of US$1 thousand per day in cash until the unavailability is cured, with interest at 18% per annum on amounts not paid within seven days of becoming due. The securities purchase agreements for the private placement contain a separate provision requiring per-day payments to the purchasers for any period during which the current public information requirements of Rule 144 are not satisfied. The Company’s Annual Report on Form 20-F for fiscal year 2025 was due on April 30, 2026, and was filed on May 15, 2026. As a result, the initial registration statement ceased to be available for use by holders from May 1, 2026, and the Rule 144 current public information requirement was not satisfied from May 1, 2026 through May 15, 2026. The Company filed a replacement registration statement on Form F-3 (File No. 333-297091) on June 29, 2026, which was declared effective as of market close on August 26, 2026, curing the unavailability. The Company provided notice of effectiveness to holders within the periods required by the Registration Rights Agreement.

Measured from May 1, 2026, the date the prospectus ceased to be available, through June 30, 2026, liquidated damages of approximately $4.0 million (US$1 thousand per day for each of 52 holders) accrued under the Registration Rights Agreement, plus accrued interest of approximately $45 as of June 30, 2026. Four directors of the Company who hold registrable securities have waived their entitlement to these amounts and are not included in the 52 holders. Amounts under the securities purchase agreements in respect of May 1 to May 15, 2026 are approximately $813, plus accrued interest of $18. The Company has recognized a total provision of $4,013 in respect of these matters as of June 30, 2026, which is presented within other income (expense) in the condensed consolidated statements of profit or loss. The provision includes interest of $45, which is presented separately within interest income (expense). In addition, as of September 25, 2026, total liquidated damages related to the Registration Rights Agreement amounted to approximately $3.2 million, including accrued interest of approximately $292. The ultimate amounts payable may differ from the amounts provided, depending on, among other things, the number of holders entitled to payment and the enforceability of the relevant provisions. The Company is engaged in discussions with holders of the requisite percentage of registrable securities to fix, satisfy and discharge these amounts on a basis binding on all holders.